UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21121

Investment Company Act File Number

Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Growth Portfolio

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 2.1%
Boeing Co. (The)	18,071	$2,712,096
Spirit AeroSystems Holdings, Inc., Class A(1)	78,076	4,076,348

		$6,788,444
Banks — 2.7%
Citigroup, Inc.	72,354	$3,727,678
PNC Financial Services Group, Inc. (The)	27,048	2,521,956
Wells Fargo & Co.	47,005	2,557,072

		$8,806,706
Beverages — 2.4%
Constellation Brands, Inc., Class A	34,253	$3,980,541
PepsiCo, Inc.	40,439	3,866,777

		$7,847,318

Biotechnology — 8.5%
Amgen, Inc.	20,663	$3,302,981
Biogen, Inc.(1)	20,458	8,638,186
Celgene Corp.(1)	77,633	8,949,532
Gilead Sciences, Inc.	31,942	3,134,468
Incyte Corp.(1)	17,525	1,606,341
Vertex Pharmaceuticals, Inc.(1)	14,306	1,687,679

		$27,319,187

Capital Markets — 1.8%
Charles Schwab Corp. (The)	84,600	$2,575,224
Invesco, Ltd.	79,297	3,147,298

		$5,722,522

Chemicals — 1.8%
Monsanto Co.	51,061	$5,746,405

		$5,746,405

Communications Equipment — 0.7%
Palo Alto Networks, Inc.(1)	16,107	$2,352,911

		$2,352,911

Consumer Finance — 0.9%
Discover Financial Services	48,599	$2,738,554

		$2,738,554

Electrical Equipment — 1.0%
Eaton Corp. PLC	47,397	$3,220,152

		$3,220,152

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	44,921	$3,748,208

		$3,748,208

Food & Staples Retailing — 1.1%
Sprouts Farmers Market, Inc.(1)	103,299	$3,639,224

		$3,639,224

Security	Shares	Value
Food Products — 3.6%
Hain Celestial Group, Inc. (The)(1)	29,266	$1,874,487
Hershey Co. (The)	31,947	3,223,772
Keurig Green Mountain, Inc.	31,119	3,476,926
Mondelez International, Inc., Class A	85,765	3,095,259

		$11,670,444

Health Care Equipment & Supplies — 4.6%
Cooper Cos., Inc. (The)	20,405	$3,824,305
Medtronic PLC	91,276	7,118,615
Stryker Corp.	40,459	3,732,343

		$14,675,263

Health Care Technology — 1.3%
Cerner Corp.(1)	55,052	$4,033,110

		$4,033,110

Hotels, Restaurants & Leisure — 2.7%
Las Vegas Sands Corp.	44,732	$2,462,049
Starbucks Corp.	64,632	6,120,651

		$8,582,700

Household Products — 0.9%
Colgate-Palmolive Co.	40,839	$2,831,776

		$2,831,776

Internet & Catalog Retail — 5.3%
Amazon.com, Inc.(1)	25,051	$9,321,477
Priceline Group, Inc. (The)(1)	6,548	7,622,854

		$16,944,331

Internet Software & Services — 9.3%
Facebook, Inc., Class A(1)	126,096	$10,366,983
Google, Inc., Class A(1)	12,650	7,016,955
Google, Inc., Class C(1)	14,420	7,902,160
Twitter, Inc.(1)	88,649	4,439,542

		$29,725,640

IT Services — 3.8%
Fiserv, Inc.(1)	45,856	$3,640,966
Visa, Inc., Class A	132,556	8,670,488

		$12,311,454

Leisure Products — 0.6%
Brunswick Corp.	40,126	$2,064,483

		$2,064,483

Life Sciences Tools & Services — 0.7%
Illumina, Inc.(1)	12,182	$2,261,466

		$2,261,466

Machinery — 0.8%
Donaldson Co., Inc.	70,608	$2,662,628

		$2,662,628

Media — 3.5%
Comcast Corp., Class A	94,315	$5,325,968
Walt Disney Co. (The)	56,347	5,910,237

		$11,236,205

Security	Shares	Value
Multiline Retail — 1.9%
Dollar General Corp.	79,488	$5,991,805

		$5,991,805

Oil, Gas & Consumable Fuels — 1.2%
EOG Resources, Inc.	40,325	$3,697,399

		$3,697,399

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	37,724	$3,137,128

		$3,137,128

Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	57,718	$3,722,811
Perrigo Co. PLC	40,317	6,674,479

		$10,397,290

Road & Rail — 2.9%
Genesee & Wyoming, Inc., Class A(1)	33,963	$3,275,392
Union Pacific Corp.	55,214	5,980,228

		$9,255,620

Semiconductors & Semiconductor Equipment — 4.7%
Avago Technologies, Ltd.	52,245	$6,634,070
Freescale Semiconductor, Ltd.(1)	45,394	1,850,259
NXP Semiconductors NV(1)	65,052	6,528,619

		$15,012,948

Software — 6.2%
Guidewire Software, Inc.(1)	44,000	$2,314,840
Microsoft Corp.	90,193	3,666,796
salesforce.com, inc.(1)	90,956	6,076,770
Tableau Software, Inc., Class A(1)	48,036	4,444,291
VMware, Inc., Class A(1)	39,470	3,236,935

		$19,739,632

Specialty Retail — 5.9%
Home Depot, Inc. (The)	44,903	$5,101,430
Restoration Hardware Holdings, Inc.(1)	30,134	2,988,991
Signet Jewelers, Ltd.	39,414	5,470,269
TJX Cos., Inc. (The)	76,758	5,376,898

		$18,937,588

Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	169,851	$21,134,560
EMC Corp.	185,023	4,729,188

		$25,863,748

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	45,112	$4,526,087

		$4,526,087

Trading Companies & Distributors — 0.8%
W.W. Grainger, Inc.	10,872	$2,563,726

		$2,563,726

Total Common Stocks (identified cost $217,553,827)		$316,052,102

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$4,332	$4,331,611

Total Short-Term Investments (identified cost $4,331,611)		$4,331,611

Total Investments — 100.0% (identified cost $221,885,438)		$320,383,713

Other Assets, Less Liabilities — 0.0%(3)		$144,437

Net Assets — 100.0%		$320,528,150

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 was $2,237.

(3)	Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at March 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$221,727,070

Gross unrealized appreciation	$99,868,930
Gross unrealized depreciation	(1,212,287)

Net unrealized appreciation	$98,656,643

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$316,052,102	*	$—	$—	$316,052,102
Short-Term Investments	—		4,331,611	—	4,331,611
Total Investments	$316,052,102		$4,331,611	$—	$320,383,713

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Reorganization

In connection with the merger of the Eaton Vance Multi-Cap Growth Fund by Eaton Vance Growth Fund as of the close of business on February 27, 2015, Eaton Vance Growth Fund contributed to the Growth Portfolio securities having a cost of $112,810,651 and market value of $157,598,235 for an interest therein.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	May 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2015